Acquisitions (Details) - Schedule of Purchase Price (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jan. 06, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Purchase Price [Abstract]
Cash	$ 2,000,000	$ 2,000,000
Promissory note (see Note 6)	1,100,000
Contingent earn-out payments	410,000
Total	$ 3,510,000